Shareholder Fees {- Fidelity SAI Short-Term Bond Fund}	Oct. 29, 2022 USD ($)
08.31 Fidelity SAI Bond Funds Combo PRO-04 | Fidelity SAI Short-Term Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none